Revenue (Details) - USD ($)	Sep. 30, 2022	Jan. 01, 2022	Dec. 31, 2021	Jan. 01, 2021	Dec. 31, 2020	Jan. 01, 2020
Revenue from Contract with Customer [Abstract]
Contract with customer asset	$ 628,000	$ 681,000	$ 681,000	$ 530,000	$ 530,000	$ 450,000
Contract with customer liability	$ 866,000	$ 310,000	$ 310,000	$ 452,000	$ 452,000	$ 1,399,000